STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, MidCap Stock Portfolio

September 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 2.1%
Adient PLC	6,095	[a]	223,686
Autoliv, Inc.	7,983		770,200
Fox Factory Holding Corp.	3,931	[a]	389,483
Lear Corp.	4,164		558,809
The Goodyear Tire & Rubber Company	2,012	[a]	25,009
Thor Industries, Inc.	6,324		601,602
Visteon Corp.	2,719	[a]	375,412
			2,944,201
Banks - 5.0%
Bank OZK	31,954		1,184,535
Cathay General Bancorp	10,498		364,910
East West Bancorp, Inc.	12,587		663,461
F.N.B. Corp.	44,136		476,227
Fulton Financial Corp.	20,726		250,992
Hancock Whitney Corp.	12,585		465,519
International Bancshares Corp.	12,449		539,540
New York Community Bancorp, Inc.	70,073		794,628
Synovus Financial Corp.	28,085		780,763
Texas Capital Bancshares, Inc.	2,026	[a]	119,331
UMB Financial Corp.	10,176		631,421
Wintrust Financial Corp.	9,490		716,495
			6,987,822
Capital Goods - 16.0%
Acuity Brands, Inc.	4,714		802,841
Advanced Drainage Systems, Inc.	2,737		311,553
AECOM	7,155		594,151
AGCO Corp.	4,477		529,540
Allison Transmission Holdings, Inc.	2,932		173,164
Armstrong World Industries, Inc.	2,658		191,376
Axon Enterprise, Inc.	5,123	[a]	1,019,426
Builders FirstSource, Inc.	7,631	[a]	949,983
Carlisle Cos., Inc.	3,484		903,262
Donaldson Co., Inc.	18,184		1,084,494
Dycom Industries, Inc.	980	[a]	87,220
EMCOR Group, Inc.	11,510		2,421,589
EnerSys	8,085		765,407
Esab Corp.	7,823		549,331
Fortune Brands Innovations, Inc.	20,228		1,257,372
Howmet Aerospace, Inc.	5,870		271,487

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 16.0% (continued)
Hubbell, Inc.	2,214		693,890
ITT, Inc.	14,197		1,390,028
Kennametal, Inc.	12,157		302,466
Lincoln Electric Holdings, Inc.	8,407		1,528,309
MSC Industrial Direct Co., Inc., Cl. A	3,742		367,277
nVent Electric PLC	21,030		1,114,380
Owens Corning	3,616		493,259
Simpson Manufacturing Co., Inc.	8,226		1,232,337
SunPower Corp.	11,356	[a,b]	70,067
Sunrun, Inc.	4,326	[a]	54,335
Terex Corp.	9,298		535,751
Textron, Inc.	9,225		720,841
The Timken Company	10,612		779,876
Valmont Industries, Inc.	1,424		342,059
Watts Water Technologies, Inc., Cl. A	5,744		992,678
			22,529,749
Commercial & Professional Services - 3.6%
ASGN, Inc.	8,402	[a]	686,275
Concentrix Corp.	11,768		942,734
ExlService Holdings, Inc.	10,048	[a]	281,746
Genpact Ltd.	12,221		442,400
Insperity, Inc.	6,001		585,698
ManpowerGroup, Inc.	1,256		92,090
Paylocity Holding Corp.	4,085	[a]	742,244
Science Applications International Corp.	9,081		958,409
The Brink's Company	4,236		307,703
			5,039,299
Consumer Discretionary Distribution - 2.3%
AutoNation, Inc.	357	[a]	54,050
Bath & Body Works, Inc.	6,306		213,143
Best Buy Co., Inc.	3,174		220,498
Dick's Sporting Goods, Inc.	1,008		109,449
GameStop Corp., Cl. A	18,348	[a,b]	302,008
Kohl's Corp.	3,870	[b]	81,115
Macy's, Inc.	20,524		238,284
Murphy USA, Inc.	891		304,481
Nordstrom, Inc.	14,500	[b]	216,630
The Gap, Inc.	59,372		631,124
Williams-Sonoma, Inc.	5,351	[b]	831,545
			3,202,327
Consumer Durables & Apparel - 6.2%
Brunswick Corp.	6,956		549,524
Capri Holdings Ltd.	10,347	[a]	544,356
Carter's, Inc.	10,073		696,548

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Durables & Apparel - 6.2% (continued)
Crocs, Inc.	5,360	[a]	472,913
Deckers Outdoor Corp.	2,090	[a]	1,074,448
Helen of Troy Ltd.	4,155	[a]	484,307
NVR, Inc.	91	[a]	542,660
Polaris, Inc.	5,408		563,189
PVH Corp.	8,922		682,622
Ralph Lauren Corp.	1,013		117,599
Skechers USA, Inc., Cl. A	11,822	[a]	578,687
Tapestry, Inc.	11,923	[a]	342,786
Tempur Sealy International, Inc.	10,389		450,259
Toll Brothers, Inc.	6,038		446,570
TopBuild Corp.	3,460	[a]	870,536
YETI Holdings, Inc.	7,293	[a]	351,668
			8,768,672
Consumer Services - 2.8%
Boyd Gaming Corp.	14,501		882,096
Choice Hotels International, Inc.	985	[b]	120,672
Cracker Barrel Old Country Store, Inc.	929	[b]	62,429
Graham Holdings Co., Cl. B	949		553,267
Grand Canyon Education, Inc.	7,994	[a]	934,339
H&R Block, Inc.	12,064		519,476
Marriott Vacations Worldwide Corp.	1,246		125,385
Texas Roadhouse, Inc.	1,068		102,635
Travel + Leisure Co.	8,960		329,101
Wingstop, Inc.	1,735		312,022
			3,941,422
Consumer Staples Distribution - 2.8%
BJ's Wholesale Club Holdings, Inc.	6,199	[a]	442,423
Casey's General Stores, Inc.	990		268,805
Grocery Outlet Holding Corp.	770	[a]	22,215
Performance Food Group Co.	17,264	[a]	1,016,159
Sprouts Farmers Market, Inc.	24,634	[a]	1,054,335
US Foods Holding Corp.	30,139	[a]	1,196,518
			4,000,455
Energy - 4.9%
Antero Resources Corp.	9,034	[a]	229,283
ChampionX Corp.	30,374		1,081,922
Chesapeake Energy Corp.	1,786	[b]	154,007
Chord Energy Corp.	700		113,449
HF Sinclair Corp.	11,355		646,440
Marathon Oil Corp.	7,698		205,922
Matador Resources Co.	14,882		885,181
Murphy Oil Corp.	28,105		1,274,562
Range Resources Corp.	30,543		989,899

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 4.9% (continued)
Southwestern Energy Co.	84,555	[a]	545,380
Valaris Ltd.	9,212	[a]	690,716
Vitesse Energy, Inc.	1,799	[b]	41,179
			6,857,940
Equity Real Estate Investment - 8.6%
Apartment Income REIT Corp.	25,275	[c]	775,942
Boston Properties, Inc.	6,533	[c]	388,583
Brixmor Property Group, Inc.	71,989	[c]	1,495,931
COPT Defense Properties	22,896	[c]	545,612
CubeSmart	3,062	[c]	116,754
Douglas Emmett, Inc.	42,694	[b,c]	544,775
EastGroup Properties, Inc.	6,745	[c]	1,123,245
EPR Properties	6,726	[c]	279,398
Extra Space Storage, Inc.	1	[c]	122
Federal Realty Investment Trust	5,214	[c]	472,545
First Industrial Realty Trust, Inc.	20,527	[c]	976,880
Highwoods Properties, Inc.	15,081	[c]	310,819
Kilroy Realty Corp.	28,909	[c]	913,813
Lamar Advertising Co., Cl. A	11,745	[c]	980,355
NNN REIT, Inc.	41,000	[c]	1,448,940
Park Hotels & Resorts, Inc.	22,452	[c]	276,609
Rexford Industrial Realty, Inc.	18,101	[c]	893,284
STAG Industrial, Inc.	15,413	[c]	531,903
			12,075,510
Financial Services - 4.6%
Affiliated Managers Group, Inc.	2,046		266,676
Essent Group Ltd.	10,479		495,552
Euronet Worldwide, Inc.	7,371	[a]	585,110
Evercore, Inc., Cl. A	1,091		150,427
Federated Hermes, Inc.	17,038		577,077
FirstCash Holdings, Inc.	1,190		119,452
Janus Henderson Group PLC	12,655		326,752
LPL Financial Holdings, Inc.	773		183,703
MGIC Investment Corp.	23,274		388,443
OneMain Holdings, Inc.	5,047		202,334
Rithm Capital Corp.	51,377	[c]	477,292
SEI Investments Co.	13,274		799,493
Stifel Financial Corp.	15,713		965,407
T. Rowe Price Group, Inc.	690		72,360
Voya Financial, Inc.	3,428		227,791
WEX, Inc.	3,555	[a]	668,660
			6,506,529
Food, Beverage & Tobacco - 2.5%
Celsius Holdings, Inc.	4,767	[a]	818,017

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Food, Beverage & Tobacco - 2.5% (continued)
Coca-Cola Consolidated, Inc.	609		387,519
Flowers Foods, Inc.	25,132		557,428
Ingredion, Inc.	4,798		472,123
Lancaster Colony Corp.	3,161		521,660
Post Holdings, Inc.	296	[a]	25,379
The Boston Beer Company, Inc., Cl. A	1,162	[a]	452,634
The J.M. Smucker Company	1,885		231,685
			3,466,445
Health Care Equipment & Services - 5.9%
Acadia Healthcare Co., Inc.	2,286	[a]	160,729
Amedisys, Inc.	1,894	[a]	176,900
Cardinal Health, Inc.	2,704		234,761
Chemed Corp.	2,537		1,318,479
DexCom, Inc.	2,287	[a]	213,377
Doximity, Inc., Cl. A	10,893	[a]	231,149
Encompass Health Corp.	3,070		206,181
Globus Medical, Inc., Cl. A	11,134	[a]	552,803
Haemonetics Corp.	8,556	[a]	766,446
HealthEquity, Inc.	3,170	[a]	231,568
IDEXX Laboratories, Inc.	168	[a]	73,461
Integra LifeSciences Holdings Corp.	14,904	[a]	569,184
Lantheus Holdings, Inc.	5,426	[a]	376,998
Omnicell, Inc.	5,120	[a]	230,605
Option Care Health, Inc.	24,781	[a]	801,665
Patterson Cos., Inc.	5,784		171,438
Progyny, Inc.	11,661	[a]	396,707
QuidelOrtho Corp.	417	[a]	30,458
R1 RCM, Inc.	26,399	[a]	397,833
Shockwave Medical, Inc.	1,824	[a]	363,158
STAAR Surgical Co.	3,856	[a]	154,934
Teladoc Health, Inc.	5,508	[a]	102,394
Tenet Healthcare Corp.	7,121	[a]	469,203
			8,230,431
Household & Personal Products - .2%
Energizer Holdings, Inc.	9,157		293,390
Insurance - 5.1%
American Financial Group, Inc.	2,258		252,151
Cincinnati Financial Corp.	1,871		191,385
CNO Financial Group, Inc.	43,830		1,040,086
Erie Indemnity Co., Cl. A	458		134,556
Kinsale Capital Group, Inc.	1,858		769,454
Loews Corp.	5,555		351,687
Primerica, Inc.	5,260		1,020,493
Reinsurance Group of America, Inc.	5,908		857,783

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Insurance - 5.1% (continued)
RLI Corp.	1,943		264,034
Selective Insurance Group, Inc.	4,564		470,868
The Hartford Financial Services Group, Inc.	3,515		249,249
Unum Group	26,504		1,303,732
W.R. Berkley Corp.	4,343		275,737
			7,181,215
Materials - 6.4%
Avient Corp.	20,990		741,367
Axalta Coating Systems Ltd.	4,266	[a]	114,755
Cabot Corp.	11,866		821,958
CF Industries Holdings, Inc.	2,171		186,142
Cleveland-Cliffs, Inc.	15,435	[a]	241,249
Commercial Metals Co.	12,104		598,059
Eagle Materials, Inc.	8,855		1,474,535
Graphic Packaging Holding Co.	7,611		169,573
Greif, Inc., Cl. A	8,690		580,579
Ingevity Corp.	6,497	[a]	309,322
Louisiana-Pacific Corp.	1,417		78,318
NewMarket Corp.	1,362		619,764
Olin Corp.	10,222		510,896
Reliance Steel & Aluminum Co.	3,956		1,037,382
Sonoco Products Co.	4,762		258,815
The Chemours Company	2,296		64,403
The Mosaic Company	3,209		114,240
U.S. Steel Corp.	14,900		483,952
Westlake Corp.	1,143		142,498
Worthington Industries, Inc.	6,730		416,049
			8,963,856
Media & Entertainment - 2.5%
Cable One, Inc.	1,677		1,032,428
Spotify Technology SA	1,795	[a]	277,579
TEGNA, Inc.	11,805		171,999
The New York Times Company, Cl. A	16,098		663,238
The Trade Desk, Inc., Cl. A	3,442	[a]	268,992
TKO Group Holdings, Inc.	2,902		243,942
TripAdvisor, Inc.	16,364	[a]	271,315
Ziff Davis, Inc.	7,019	[a]	447,040
ZoomInfo Technologies, Inc.	5,288	[a]	86,723
			3,463,256
Pharmaceuticals, Biotechnology & Life Sciences - 3.6%
Agilent Technologies, Inc.	1,885		210,781
Bruker Corp.	8,349		520,143
Exelixis, Inc.	36,308	[a]	793,330

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 3.6% (continued)
Halozyme Therapeutics, Inc.	10,300	[a]	393,460
Jazz Pharmaceuticals PLC	4,727	[a]	611,863
Medpace Holdings, Inc.	3,947	[a]	955,687
Neurocrine Biosciences, Inc.	3,514	[a]	395,325
QIAGEN NV	6,585	[a]	266,692
Repligen Corp.	3,377	[a]	536,977
United Therapeutics Corp.	472	[a]	106,611
West Pharmaceutical Services, Inc.	577		216,496
			5,007,365
Semiconductors & Semiconductor Equipment - 2.3%
Allegro MicroSystems, Inc.	5,386	[a]	172,029
Cirrus Logic, Inc.	3,347	[a]	247,544
Enphase Energy, Inc.	135	[a,b]	16,220
Lattice Semiconductor Corp.	17,829	[a]	1,532,046
MACOM Technology Solutions Holdings, Inc.	1,967	[a]	160,468
Power Integrations, Inc.	1,611		122,935
Silicon Laboratories, Inc.	2,884	[a]	334,227
Synaptics, Inc.	6,686	[a]	597,996
Wolfspeed, Inc.	550	[a,b]	20,955
			3,204,420
Software & Services - 2.8%
Ansys, Inc.	404	[a]	120,210
Commvault Systems, Inc.	6,208	[a]	419,723
Dolby Laboratories, Inc., Cl. A	1,786		141,558
Dynatrace, Inc.	16,662	[a]	778,615
HubSpot, Inc.	530	[a]	261,025
Kyndryl Holdings, Inc.	5,951	[a]	89,860
MongoDB, Inc.	885	[a]	306,086
Qualys, Inc.	4,071	[a]	621,031
RingCentral, Inc., Cl. A	3,396	[a]	100,623
Smartsheet, Inc., Cl. A	7,404	[a]	299,566
Teradata Corp.	11,441	[a]	515,074
Zscaler, Inc.	1,689	[a]	262,792
			3,916,163
Technology Hardware & Equipment - 3.4%
Belden, Inc.	5,155		497,715
Calix, Inc.	5,234	[a]	239,927
Cognex Corp.	14,583		618,903
Jabil, Inc.	2,452		311,134
Keysight Technologies, Inc.	1,545	[a]	204,419
Littelfuse, Inc.	1,968		486,726
Super Micro Computer, Inc.	3,855	[a]	1,057,118

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Technology Hardware & Equipment - 3.4% (continued)
Vishay Intertechnology, Inc.		11,575		286,134
Vontier Corp.		13,502		417,482
Xerox Holdings Corp.		39,590		621,167
				4,740,725
Telecommunication Services - .0%
Lumen Technologies, Inc.		42,898	[a]	60,915
Transportation - 2.3%
Avis Budget Group, Inc.		2,067	[a]	371,419
GXO Logistics, Inc.		6,984	[a]	409,612
Kirby Corp.		1,672	[a]	138,442
Landstar System, Inc.		3,767		666,533
RXO, Inc.		11,825	[a]	233,307
Ryder System, Inc.		4,105		439,030
Saia, Inc.		2,533	[a]	1,009,780
				3,268,123
Utilities - 3.4%
Black Hills Corp.		6,874		347,756
Brookfield Renewable Corp., Cl. A		3,643	[b]	87,213
New Jersey Resources Corp.		29,834		1,212,155
OGE Energy Corp.		32,634		1,087,691
ONE Gas, Inc.		6,746		460,617
Portland General Electric Co.		20,393		825,509
PPL Corp.		3,372		79,444
Spire, Inc.		12,416		702,497
				4,802,882
Total Common Stocks (cost $131,946,830)				139,453,112
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $886,063)	5.40	886,063	[d]	886,063

Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,180,731)	5.40	1,180,731	[d]	1,180,731
Total Investments (cost $134,013,624)		100.8%		141,519,906
Liabilities, Less Cash and Receivables		(.8%)		(1,131,797)
Net Assets		100.0%		140,388,109

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2023, the value of the fund’s securities on loan was $2,371,594 and the value of the collateral was $2,424,230, consisting of cash collateral of $1,180,731 and U.S. Government & Agency securities valued at $1,243,499. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of September 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	139,453,112	-	-	139,453,112
Investment Companies	2,066,794	-	-	2,066,794

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2023, accumulated net unrealized appreciation on investments was $7,506,282, consisting of $19,157,685 gross unrealized appreciation and $11,651,403 gross unrealized depreciation.

At September 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.